Basis of Accounting	12 Months Ended
Jun. 30, 2025
Basis Of Accounting [Abstract]
Basis of Accounting

Note 2. Basis of Accounting

These financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (“or IFRS Accounting Standards”) as issued by the International Accounting Standards Board (the “IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for‑profit entity.

The financial statements were authorized for issue by the directors on September 15, 2025.

Going Concern

The consolidated financial statements have been prepared on the going concern basis, which contemplates continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business.

For the full year ended June 30, 2025, the Group recorded a loss after income tax of $162.8 million (2024: loss of $220.2 million, 2023:loss of $142.5 million) and had net cash outflows from operating activities of $158.6 million (2024: $161.0 million, 2023:$120.6 million). As of June 30, 2025, the Group had cash and cash equivalents of $48.4 million (June 2024: $172.5 million), and a net current liability position of $201.1 million (June 2024: net current asset position of $124.1 million).

On March 24, 2025, the Group announced topline data results for the Combination OPT‑302 with Aflibercept Study (COAST) phase three clinical trial. It was announced that the primary endpoint of mean change in best corrected visual acuity (BCVA) from baseline to week 52 was not met. Following the negative results of the COAST Phase 3 trial, Opthea determined that the most appropriate course of action for wet aged‑related macular degeneration (wet AMD) patients, shareholders, and other stakeholders was to accelerate the Study of OPT‑302 in combination with Ranibizumab (ShORe) trial topline data readout. On March 31, 2025 the Group announced that the ShORE phase three clinical trial also did not meet the primary endpoint of mean change in BCVA from baseline to week 52.

Following consultation with Ocelot SPV LP and Sanba II Investment Group (together, the “DFA Investors”), the Group agreed to discontinue the development of sozinibercept in wet AMD. Trading in the Group’s shares on the Australian Stock Exchange (ASX) and Nasdaq have been suspended since this announcement and remain suspended.

Following the discontinuation of the clinical trials, Opthea’s overall strategy has been to streamline its operations, which has resulted in the Group reducing its workforce by over 80 percent, reducing the Board of Directors by over 50 percent and exiting all contracts related to the clinical trials.

The Group also entered negotiations with DFA Investors to settle the Development Funding Agreement (DFA). Under the terms of the DFA, in certain instances the Group may obligated to pay the DFA Investors up to four multiples of the amounts paid to Opthea under the DFA. Termination can be triggered by a range of events including if Opthea fails to use commercially reasonable efforts to develop and commercialize sozinibercept, if positive trial results are not achieved or if regulatory approval is not obtained. The agreement also includes termination clauses relating to change of control, disagreement with DFA Investors, inability to fund development costs, safety, bankruptcy and other material breaches, as defined in the DFA. Each termination trigger has a corresponding percentage to be paid, with possible outcomes requiring the Group to repay an amount equal to 0%, 135%, 150%, 275% or 400% of the initial amounts paid to the Group under the DFA. This is equivalent to potential repayments of $Nil, $229.5 million, $255.0 million, $467.5 million or $680.0 million if a termination event is to occur.

On August 19, 2025, Opthea and the DFA Investors reached a binding agreement to terminate the DFA. As part of the settlement arrangements, all parties have entered into an agreement of settlement and release (Settlement Agreement) and an equity subscription deed (Subscription Deed). Under these arrangements, the DFA Investors received from the Group a one‑off cash payment of $20.0 million on August 19, 2025 and were collectively issued equity equivalent to 9.99% of the total issued share capital of the Group on a fully diluted basis, being 136,661,003 fully paid ordinary shares with no subscription payment required by the DFA Investors. Upon receipt of the cash amount and issuance of the subscription shares, the DFA Investors agreed to release all liens on the collateral and terminate the DFA. The resolution of the DFA obligations results in the Group remaining solvent and liquid. As of August 30, 2025, the Group had cash and cash equivalents of $19.3 million.

Following the DFA settlement, the Directors will continue to focus on maximizing shareholder value through the completion of a full strategic review of the business. The first phase of the strategic review will be focused on reformulating its portfolio of drug candidates targeting VEGF‑C and/or VEGF‑D, of which OPT‑302 is one of these drug candidates, which was previously delivered to the eye via injection to treat wet AMD, to various other forms of delivery that may be appropriate for delivering its portfolio of drug candidates to other organs. To implement phase one, Opthea has already taken steps to apply for a patent in order to protect the use of OPT‑302 in various delivery methods. The Directors and management have forecast that the first phase of the strategic review, together with ongoing operating costs and finalization of operations streamlining in the first half of FY2026, will cost up to $10.0 million.

Following completion of phase one and subject to the successful reformulation of one of its drug candidates targeting VEGF‑C and/or VEGF‑D, Opthea will look to conduct clinical trials of its drug candidate in treating VEGF‑C and/or VEGF‑D mediated disorders in other organs. Similar to previous clinical trials conducted for sozinibercept in wet AMD, it is expected that any future clinical trials would be outsourced to third party providers. The forecast cost of the second phase of the strategic review is variable, depending on whether the reformulation process is successful and the nature and size of clinical trials to be conducted. At present, the Directors and management’s best estimate of the costs associated with phase two is in the range of $5 million to $8 million. If, following one or both of these phases, the reformulation of its drug candidate for use in treating other disorders is not considered to be viable or in the best interests of shareholders, the Directors will consider a return of capital to shareholders and ceasing the operations of the Group.

The Group expects that it has sufficient funds to continue its operations into the fourth calendar quarter of 2026.

Based on this assessment, the Directors and management believe that the Group has adequate funding through its existing cash and cash equivalents balance to continue operations, realize its assets, and settle its liabilities in the normal course of business.

However, there remains uncertainty on the potential product and future operations of the Group which is dependent on the strategic review and its outcomes. Furthermore, the Group may incur additional costs to those estimated and it may need to raise additional funds of which the timing and amount is unknown at this time. The Group does not have any committed external source of funds and expects to finance future cash needs through public or private equity financings. The Group cannot be certain that additional funding will be available to it on acceptable terms, or at all. Furthermore, the Group remains suspended as it engages with the listing authorities on its product and operations of the Group. Therefore, a material uncertainty exists that may cast significant doubt as whether the Group will continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.